Derivative Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Schedule of Notional Amounts of Outstanding Derivative Positions

As of March 31, 2014, the Company has entered into derivative instruments with Wells Fargo Bank, N.A., Bank of Montreal and Barclays Bank PLC, fixing the price it receives for a portion of its natural gas through December 1, 2017, as summarized in the following table:

Swap Contract Expiration	MMbtu/day	Weighted Average Price
2014	163,000	$4.120
2015	92,000	$4.160
2016	98,000	$4.200
2017	60,000	$4.240

Collar Contract Expiration	MMbtu/day	Floor/Ceiling
2014	10,000	$3.000/$5.800
2015	70,000	$3.910/$4.680

Basis Contract Expiration	MMbtu/day	Swap ($/MMBtu)
2014	48,000	$(0.240)
2015	37,000	$(0.420)
2016	17,000	$(0.420)

Put Contract Expiration	MMbtu/day	Swap ($/MMBtu)
2014	33,000	$0.450

As of December 31, 2013, the Company entered into derivative instruments with Wells Fargo Bank, N.A. and Bank of Montreal fixing the price it receives for natural gas through November 28, 2017, as summarized in the following table:

Swap Contract Expiration	MMbtu/day	Weighted Average Price
2014	87,219	$4.112
2015	58,781	$4.153
2016	68,326	$4.233
2017	30,000	$4.343

Collar Contract Expiration	MMbtu/day	Floor/Ceiling
2014	10,000	$3.000/$5.800
2015	45,000	$4.000/$4.500

Basis Contract Expiration	MMbtu/day	Swap ($/MMBtu)
2014	15,000	$(0.205)
2015	10,000	$(0.410)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The following is a summary of the Company’s derivative instruments, which are recorded in the condensed consolidated balance sheets as of March 31, 2014 and December 31, 2013 (in thousands). Included within current derivative liabilities is a deferred put premium liability of $4.1 million.

	As of March 31, 2014	As of December 31, 2013
Current derivative assets	$—	$2,270
Long-term derivative assets	5,726	6,030

	$5,726	$8,300

Current derivative liabilities	$23,987	$3,235
Long-term derivative liabilities	—	1,109

	$23,987	$4,344

Net current value of derivative liabilities	$(23,987)	$(965)

Net long-term value of derivative assets	$5,726	$4,921

The following is a summary of the Company’s derivative instruments, which are recorded in the consolidated balance sheets as of December 31, 2013 and 2012 (in thousands):

	December 31, 2013	December 31, 2012
Current derivative assets	$2,270	$46
Long-term derivative assets	6,030	—

	$8,300	$46

Current derivative liabilities	$3,235	$2,306
Long-term derivative liabilities	1,109	—

	$4,344	$2,306

Net current value of derivative liabilities	$(965)	$(2,260)

Net long-term value of derivative assets	$4,921	$—

Offsetting Assets

The following tables present the gross amounts of recognized derivative assets and liabilities, the amounts offset under netting arrangements with counterparties, and the resulting net amounts presented in the condensed consolidated balance sheets for the periods presented, all at fair value (in thousands):

	As of March 31, 2014
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset on Balance Sheet	Net Amounts of Assets (Liabilities) on Balance Sheet
Gross Amounts
Derivative assets	$13,647	$(7,921)	$5,726
Derivative liabilities	$5,221	$(29,208)	$(23,987)

	As of December 31, 2013
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset on Balance Sheet	Net Amounts of Assets (Liabilities) on Balance Sheet
Gross Amounts
Derivative assets	$13,000	$(4,700)	$8,300
Derivative liabilities	$256	$(4,600)	$(4,344)

The following tables present the gross amounts of recognized derivative assets and liabilities, the amounts offset under netting arrangements with counterparties, and the resulting net amounts presented in the consolidated balance sheets for the periods presented, all at fair value (in thousands):

	December 31, 2013
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset on Balance Sheet	Net Amounts of Assets (Liabilities) on Balance Sheet
Derivative assets	$13,000	$(4,700)	$8,300
Derivative liabilities	$256	$(4,600)	$(4,344)

	December 31, 2012
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset on Balance Sheet	Net Amounts of Assets (Liabilities) on Balance Sheet
Derivative assets	$416	$(370)	$46
Derivative liabilities	$—	$(2,306)	$(2,306)

Offsetting Liabilities

The following tables present the gross amounts of recognized derivative assets and liabilities, the amounts offset under netting arrangements with counterparties, and the resulting net amounts presented in the condensed consolidated balance sheets for the periods presented, all at fair value (in thousands):

	As of March 31, 2014
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset on Balance Sheet	Net Amounts of Assets (Liabilities) on Balance Sheet
Gross Amounts
Derivative assets	$13,647	$(7,921)	$5,726
Derivative liabilities	$5,221	$(29,208)	$(23,987)

	As of December 31, 2013
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset on Balance Sheet	Net Amounts of Assets (Liabilities) on Balance Sheet
Gross Amounts
Derivative assets	$13,000	$(4,700)	$8,300
Derivative liabilities	$256	$(4,600)	$(4,344)

The following tables present the gross amounts of recognized derivative assets and liabilities, the amounts offset under netting arrangements with counterparties, and the resulting net amounts presented in the consolidated balance sheets for the periods presented, all at fair value (in thousands):

	December 31, 2013
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset on Balance Sheet	Net Amounts of Assets (Liabilities) on Balance Sheet
Derivative assets	$13,000	$(4,700)	$8,300
Derivative liabilities	$256	$(4,600)	$(4,344)

	December 31, 2012
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset on Balance Sheet	Net Amounts of Assets (Liabilities) on Balance Sheet
Derivative assets	$416	$(370)	$46
Derivative liabilities	$—	$(2,306)	$(2,306)